Basic and Diluted Weighted Average Common Shares (Reconciliation Of Basic To Diluted Weighted Average Common Shares) (Details) - shares shares in Millions		12 Months Ended
		Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Reconciliation of Basic to Diluted Weighted Average Common Shares:
Weighted average common shares	[1]	1,338	1,425	1,499
Effect of potentially dilutive securities: Stock plans		8	9	12
Diluted weighted average common shares	[1]	1,346	1,434	1,511

[1]	Fiscal years ended February 1, 2015 and February 2, 2014 include 52 weeks. Fiscal year ended February 3, 2013 includes 53 weeks.